UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:        September 30, 2006

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Investment Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            November 9, 2006

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $1,560,273 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Incorporated     COM              00724F101    11470   306200 SH       DEFINED 01              93700            212500
AirTran Holdings, Inc.         COM              00949P108     3018   304200 SH       DEFINED 01              53800            250400
Alcon, Inc.                    COM              H01301102    33360   291350 SH       DEFINED 01              92550            198800
Alliance Data Systems Corporat COM              018581108    29720   538500 SH       DEFINED 01             153400            385100
American Tower Corporation     COM              029912201    12616   345650 SH       DEFINED 01             122750            222900
Amylin Pharmaceuticals, Inc.   COM              032346108     1551    35200 SH       DEFINED 01               5200             30000
Apple Computer, Inc.           COM              037833100    93704  1217250 SH       DEFINED 01             395500            821750
Baidu.com, Inc.                COM              056752108     1532    17500 SH       DEFINED 01               7000             10500
Best Buy Co., Inc.             COM              086516101    26216   489475 SH       DEFINED 01             150950            338525
BlackRock, Inc.                COM              09247X101    55018   369250 SH       DEFINED 01             113450            255800
Blue Nile, Inc.                COM              09578R103    30370   835500 SH       DEFINED 01             264000            571500
Broadcom Corporation           COM              111320107    29660   977600 SH       DEFINED 01             330700            646900
CB Richard Ellis Group, Inc.   COM              12497T101    11735   477025 SH       DEFINED 01             150375            326650
Calamos Asset Management, Inc. COM              12811R104    13843   472150 SH       DEFINED 01             148650            323500
Celgene Corporation            COM              151020104    28483   657800 SH       DEFINED 01             206000            451800
Coach, Inc.                    COM              189754104    29085   845500 SH       DEFINED 01             249100            596400
Cognizant Technology Solutions COM              192446102    95003  1283650 SH       DEFINED 01             402500            881150
Corporate Executive Board Comp COM              21988R102    18234   202800 SH       DEFINED 01              61500            141300
Covance Inc.                   COM              222816100    13814   208100 SH       DEFINED 01              54900            153200
Crown Castle International Cor COM              228227104     3013    85500 SH       DEFINED 01              26500             59000
DivX, Inc.                     COM              255413106      364    15300 SH       DEFINED 01               5100             10200
Edwards Lifesciences Corporati COM              28176E108     7962   170900 SH       DEFINED 01              50100            120800
Euronet Worldwide, Inc.        COM              298736109    16994   692200 SH       DEFINED 01             188800            503400
F5 Networks, Inc.              COM              315616102    28053   522200 SH       DEFINED 01             165750            356450
Fuel Tech, Inc.                COM              359523107      262    17600 SH       DEFINED 01               1800             15800
Gen-Probe Incorporated         COM              36866T103     8464   180500 SH       DEFINED 01              47400            133100
Genentech, Inc.                COM              368710406    31818   384741 SH       DEFINED 01             127100            257641
Gilead Sciences, Inc.          COM              375558103    67666   983950 SH       DEFINED 01             316300            667650
Google Inc.                    COM              38259P508    50549   125775 SH       DEFINED 01              43400             82375
Greenhill & Co., Inc.          COM              395259104    10023   149550 SH       DEFINED 01              50550             99000
Huron Consulting Group Inc.    COM              447462102     1637    41750 SH       DEFINED 01              11950             29800
IDEXX Laboratories, Inc.       COM              45168D104    13799   151400 SH       DEFINED 01              43500            107900
J. Crew Group, Inc.            COM              46612H402      328    10900 SH       DEFINED 01               1000              9900
Kyphon Inc.                    COM              501577100    17322   462900 SH       DEFINED 01             131200            331700
Legg Mason, Inc.               COM              524901105    30939   306750 SH       DEFINED 01              91300            215450
Liberty Global, Inc.           COM              530555101      736    28608 SH       DEFINED 01              28608
Life Time Fitness, Inc.        COM              53217R207    15361   331850 SH       DEFINED 01              90450            241400
Marvell Technology Group Ltd.  COM              G5876H105    10471   540600 SH       DEFINED 01             161600            379000
Mobile Mini, Inc.              COM              60740F105      759    26700 SH       DEFINED 01               2800             23900
Monster Worldwide, Inc.        COM              611742107    17246   476552 SH       DEFINED 01             154050            322502
NII Holdings, Inc.             COM              62913F201    77047  1239500 SH       DEFINED 01             391700            847800
NetEase.com, Inc.              COM              64110W102      929    56800 SH       DEFINED 01              21900             34900
NutriSystem, Inc.              COM              67069D108    29261   469750 SH       DEFINED 01             145050            324700
Paychex, Inc.                  COM              704326107    31516   855250 SH       DEFINED 01             251350            603900
Polo Ralph Lauren Corporation  COM              731572103     2717    42000 SH       DEFINED 01               4300             37700
Portfolio Recovery Associates, COM              73640Q105    26440   602700 SH       DEFINED 01             178300            424400
Psychiatric Solutions, Inc.    COM              74439H108    36960  1084200 SH       DEFINED 01             326000            758200
QUALCOMM Incorporated          COM              747525103    61359  1688008 SH       DEFINED 01             563308           1124700
Riverbed Technology, Inc.      COM              768573107     1266    64900 SH       DEFINED 01              14800             50100
SBA Communications Corporation COM              78388J106     1686    69300 SH       DEFINED 01              24200             45100
SLM Corporation                COM              78442P106    12629   242950 SH       DEFINED 01              70450            172500
Select Comfort Corporation     COM              81616X103      880    40200 SH       DEFINED 01               4100             36100
Shutterfly, Inc.               COM              82568P304     1521    97800 SH       DEFINED 01              24200             73600
SiRF Technology Holdings, Inc. COM              82967h101    12458   519300 SH       DEFINED 01             149100            370200
Smith Micro Software, Inc.     COM              832154108     1642   114200 SH       DEFINED 01              31100             83100
Stamps.com Inc.                COM              852857200     1586    83200 SH       DEFINED 01               8500             74700
Starbucks Corporation          COM              855244109    66360  1948910 SH       DEFINED 01             627250           1321660
Supertex, Inc.                 COM              868532102      455    11700 SH       DEFINED 01               1200             10500
Time Warner Telecom Inc.       COM              887319101    19224  1011250 SH       DEFINED 01             340500            670750
US Airways Group, Inc.         COM              90341W108    16686   376400 SH       DEFINED 01              99600            276800
Urban Outfitters, Inc.         COM              917047102    20933  1181300 SH       DEFINED 01             344100            837200
Varian Medical Systems, Inc.   COM              92220P105    19776   370400 SH       DEFINED 01             103400            267000
Ventana Medical Systems, Inc.  COM              92276H106      478    11700 SH       DEFINED 01               1200             10500
Vertex Pharmaceuticals Incorpo COM              92532F100      870    25850 SH       DEFINED 01               3050             22800
ViaSat, Inc.                   COM              92552v100     2801   111700 SH       DEFINED 01              48900             62800
Volcom, Inc.                   COM              92864N101     1339    59400 SH       DEFINED 01               6100             53300
Walt Disney Company            COM              254687106    34968  1131300 SH       DEFINED 01             353200            778100
WebSideStory, Inc.             COM              947685103     1908   144400 SH       DEFINED 01              69400             75000
Whole Foods Market, Inc.       COM              966837106    61596  1036450 SH       DEFINED 01             312350            724100
World Fuel Services Corporatio COM              981475106      534    13200 SH       DEFINED 01               1100             12100
Yahoo! Inc.                    COM              984332106    50603  2001700 SH       DEFINED 01             661200           1340500
aQuantive, Inc.                COM              03839G105    39946  1691200 SH       DEFINED 01             517100           1174100
eBay Inc.                      COM              278642103    49345  1739950 SH       DEFINED 01             579750           1160200
iShares MSCI Emerging Markets  COM              464287234      358     3700 SH       DEFINED 01               3700